Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance sheet Information related to Leases
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2021 and December 31, 2020.

	December 31, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	$166	$92

Total right-of-use assets	166	92

Liabilities
Operating lease liabilities, current	44	108
Operating lease liabilities, non-current	126	—

Total operating lease liabilities	$170	$108

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2021, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2022	$55
2023	73
2024	62

Total remaining lease payments	190
Less: imputed interest	(20)

Total operating lease liabilities	170
Less: current portion	(44)

Long-term operating lease liabilities	$126

Weighted-average remaining lease term ( in years )	2.8
Weighted-average discount rate	8%